Equity - Options valuation assumptions and additional information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Valuation assumptions
Range of expected share price volatility, minimum		103.20%	103.20%
Range of expected share price volatility, maximum		121.85%	121.85%
Range of weighted average of risk-free interest rate, minimum		4.33%	4.33%
Range of weighted average of risk-free interest rate, maximum		4.50%	4.50%
Weighted average grant date fair value of options granted		$ 2.13	$ 2.41
Total intrinsic value of options exercised	$ 1.4	$ 2.7	$ 4.8
Minimum
Valuation assumptions
Range of estimated life (years)		4 years 6 months	4 years 6 months
Maximum
Valuation assumptions
Range of estimated life (years)		8 years	8 years